      As filed with the Securities and Exchange Commission on April 9, 2004
                 Securities Act Registration No. [33-__________]
                Investment Company Act File No. [811-__________]

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

               --------------------------------------------------

                                    FORM N-2

                        (CHECK APPROPRIATE BOX OR BOXES)

           [X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       and
       [X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

               --------------------------------------------------


                   IQ Tax Advantaged Dividend Income Fund Inc.
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)


                             800 Scudders Mill Road
                              Plainsboro, NJ 08536
               --------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (609) 282-8424


                              Phillip S. Gillespie
                        First Vice President and Counsel
                           IQ Investment Advisors LLC
                             800 Scudders Mill Road
                              Plainsboro, NJ 08536
               --------------------------------------------------
                     (Name and address of Agent for Service)


                                    COPY TO:

                             Margery K. Neale, Esq.
                             Shearman & Sterling LLP
                              599 Lexington Avenue
                             New York, NY 10022-6069
               --------------------------------------------------


--------------------------------------------------------------------------------

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

--------------------------------------------------------------------------------

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.

It is proposed that this filing will become effective (if appropriate, check box)

      [ ]  when declared effective pursuant to section 8(c)

If appropriate, check the following boxes:

      [ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement.]

      [ ]   This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is _____________ .

                CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

-----------------------------------------------------------------------------------------------------------------------------
   TITLE OF SECURITIES BEING          AMOUNT BEING         PROPOSED MAXIMUM         PROPOSED MAXIMUM          AMOUNT OF
          REGISTERED                   REGISTERED              OFFERING                 AGGREGATE        REGISTRATION FEE (2)
                                                            PRICE PER UNIT          OFFERING PRICE(1)
--------------------------------- ------------------- ------------------------- ----------------------- ---------------------
 COMMON STOCK ($.001 PAR VALUE)       1,000 SHARES              $15.00                   $15,000                 $1.90
-----------------------------------------------------------------------------------------------------------------------------

(1)  Estimated solely for the purpose of calculating the registration fee.

(2)  Transmitted prior to filing.

================================================================================

The information required to be included in this Registration Statement by Part A and Part B of Form N-2 is contained in the Prospectus that follows. The information required to be in this Registration Statement by Part C of Form N-2 follows the Prospectus.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                   PRELIMINARY PROSPECTUS DATED APRIL 9, 2004

                                   PROSPECTUS

                   IQ TAX ADVANTAGED DIVIDEND INCOME FUND INC.
                         Common Stock ($.001 par value)

         IQ Tax Advantaged Dividend Income Fund Inc. (the "Fund") is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940 as a closed-end, diversified management investment company. The Fund's investment objective is to seek a total return consisting of dividend income and capital appreciation. In pursuit of this objective, the Fund will seek to manage its investments so that a significant portion of the Fund's distributions to its stockholders qualify as tax advantaged distributions (subject to the continued availability of favorable tax treatment for such qualifying distributions). The Fund pursues its objective principally through an investment process that is designed to identify dividend-yielding common stocks that present an opportunity for capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

         This Prospectus relates to the offering of securities of the Fund, which the Fund intends to list on The New York Stock Exchange under the ticker symbol [___]. The Fund is a newly formed entity and has no previous operating or trading history upon which you can evaluate the Fund's performance. Shares of common stock of closed-end investment companies that trade in a secondary market, such as the Fund, frequently trade at market prices that are lower than their net asset values. This is commonly referred to as "trading at a discount." This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering.

         The Fund intends to make a quarterly distribution to each stockholder at the end of each calendar quarter (referred to as the "Quarterly Distribution"). The Fund intends that each Quarterly Distribution will equal at least 1.5% of the initial public offering price of the Fund's shares (for a total of at least 6% for any given calendar year). The Fund will make a Quarterly Distribution only if authorized by the Fund's Board of Directors and declared by the Fund out of assets legally available for these distributions. In seeking to maintain Quarterly Distributions that are at least 1.5% of the initial public offering price of the Fund's shares, the Fund's distributions to its stockholders will consist, in the hands of its stockholders, wholly or partially, of qualified dividend income, ordinary income, long-term capital gains, and/or returns of capital, for U.S. federal income tax purposes. If for any Quarterly Distribution the Fund's net investment income and realized gains are less than 1.5% of the initial public offering price of the Fund's shares, any shortfall will be made up from proceeds from the Fund's assets. Any such proceeds from the Fund's assets (aside from any portion of the proceeds representing realized gains) generally will be treated as a return of capital for U.S. federal income tax purposes (up to the amount of the stockholder's tax basis in his or her shares). Because the Fund expects to commence its investment operations during the second quarter of 2004, the aggregate Quarterly Distributions made during the Fund's first calendar year of operations are not expected to be at least 6% of the initial public offering price of the Fund's shares and will not include long-term capital gains.

         INVESTING IN THE FUND'S SHARES INVOLVES CERTAIN RISKS. SEE THE "RISK FACTORS AND SPECIAL CONSIDERATIONS" SECTION ON PAGE [__] OF THIS PROSPECTUS. As with any security, complete loss of investment is possible.

------------------------------------------------- -------------------- -------------------------
                                                       PER SHARE                 TOTAL
------------------------------------------------- -------------------- -------------------------
                Price to Public (1)                     $15.00              [$____________]
                ---------------
------------------------------------------------- -------------------- -------------------------
               Underwriting Discount                     [$__]              [$____________]
               ---------------------
------------------------------------------------- -------------------- -------------------------
  Proceeds to Fund, Before Offering Expenses (2)         [$__]              [$____________]
  ------------------------------------------
------------------------------------------------- -------------------- -------------------------

(1) The public offering price per share will be increased by the amount of any accumulated dividends, which are received by the Fund after the date on which the Fund's shares are first issued publicly.

(2) The total organizational and offering expenses to be incurred by the Fund are estimated to be [$____________].

         NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE, NOR HAVE THEY MADE, NOR WILL THEY MAKE, ANY DETERMINATION AS TO WHETHER ANYONE SHOULD PURCHASE THESE SECURITIES. NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         This Prospectus provides information that you should know about the Fund before investing. Please read this Prospectus carefully and keep it for future reference. Information required to be in the Fund's Statement of Additional Information is found in this Prospectus.

                  --------------------------------------------
                               MERRILL LYNCH & CO.
                  --------------------------------------------

                  The date of this Prospectus is April 9, 2004

                                TABLE OF CONTENTS

Summary of Terms...............................................................1
Summary of Fund Expenses......................................................12
The Fund......................................................................14
The Offering..................................................................14
Use of Proceeds...............................................................14
Investment Objective..........................................................14
Investment Strategy...........................................................14
Distributions.................................................................17
Risk Factors and Special Considerations.......................................17
Listing of Shares.............................................................22
Investment  Restrictions......................................................22
Repurchases or Redemption of Shares...........................................24
Directors and Officers........................................................24
Investment Advisory and Management Arrangements...............................27
Proxy Voting Policies and Procedures..........................................29
Material U.S. Federal Income Tax Considerations...............................29
Automatic Dividend Reinvestment Plan..........................................33
Conflicts of Interest.........................................................35
Net Asset Value...............................................................35
Portfolio Transactions........................................................36
Code of Ethics................................................................39
Underwriting..................................................................39
Description of Securities.....................................................40
Transfer Agent and Custodian..................................................43
Fiscal Year...................................................................43
Accountants and Legal Counsel.................................................43
Inquiries.....................................................................44

Appendix A:  Description of NRSRO Investment Grade Ratings...................A-1
Appendix B:  Proxy Voting Policies and Procedures............................B-1
Part C:  Other Information...................................................C-1
Exhibit Index................................................................D-1


         --------------------------------------------------------------

            YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS
          PROSPECTUS. THE FUND HAS NOT AUTHORIZED ANYONE TO PROVIDE YOU
                           WITH DIFFERENT INFORMATION.

Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information also is available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                                                     SUMMARY OF TERMS

The following provides a summary of certain information contained in this Prospectus relating to IQ Tax Advantaged Dividend Income Fund Inc. and its shares and does not contain all of the information that you should consider before investing in the Fund or purchasing its shares. The information is qualified in all respects by the more detailed information included elsewhere in this Prospectus or in the appropriate Registration Statements filed with the U.S. Securities and Exchange Commission.

THE FUND....................   IQ Tax Advantaged Dividend Income Fund Inc. (the
                               "Fund") is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the
                               "SEC") under the Investment Company Act of 1940
                               (the "Investment Company Act") as a closed-end, diversified management investment company.

THE OFFERING................   The Fund is offering 1,000 shares of its common
                               stock at an initial offering price of $15.00 per share. Merrill Lynch, Pierce, Fenner & Smith
                               Incorporated ("MLPFS"), an affiliate of Merrill
                               Lynch & Co., Inc. ("Merrill Lynch"), serves as underwriter to the Fund in connection with the offering of Fund shares.

INVESTMENT OBJECTIVE........   The Fund's investment objective is to seek a
                               total return consisting of dividend income and capital appreciation. In pursuit of this objective, the Fund will seek to manage its investments so that a significant portion of the Fund's distributions to its stockholders qualify as tax advantaged distributions (subject to the continued availability of favorable tax treatment for such qualifying distributions). There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT STRATEGY.........   The Fund pursues its investment objective
                               principally through an investment process that is designed to identify dividend-yielding common stocks that present an opportunity for capital appreciation. This investment process focuses on the common stocks of U.S.-domiciled companies trading on The New York Stock Exchange, American
                               Stock Exchange or The NASDAQ Stock Market. The
                               Fund considers for possible investment only stocks that meet the five criteria described below:

                               o stocks of companies that have an "investment grade" or better rating by a Nationally Recognized Statistical Rating Organization;

                               o stocks that have had an average daily dollar trading volume during the last three calendar months of more than $10,000,000;

                               o stocks that have provided the same or an increasing level of regular quarterly dividends in each of the last five years;

                               o stocks with dividend payout ratios that are less than 65% of their company's operating earnings; and

                               o stocks that have the potential to generate "qualified dividend income" for U.S. federal income tax purposes (subject to the continued availability of favorable tax treatment for such qualifying distributions).

                               The Fund then ranks the common stocks that meet its investment criteria -- which the Fund expects to be at least fifty in number -- in descending order of their dividend yields. The Fund intends to invest its net assets, in varying proportions, in the fifty common stocks that have the highest dividend yields. The Fund expects that it will invest between 1% and 3% of its net assets in each of these fifty common stocks.

                               In the event that the Fund is unable to find at least fifty common stocks that meet the investment criteria or fifty common stocks that are suitable investments, the Fund may invest in a smaller number of stocks. The Fund will not invest, however, 25% or more of its assets in the securities of issuers in any one industry.

                               The Fund expects to reassess (using its
                               investment process) and rebalance its portfolio of securities, as necessary, after more than one year from the commencement of the Fund's investment operations. The Fund also will seek to reassess and rebalance its portfolio of securities, as necessary, after at least one year and a day have passed from the Fund's last reassessment and/or rebalancing. As the Fund expects to commence its investment operations on [JUNE __, 2004], its initial reassessment and/or rebalancing should, to the extent necessary, take place after [JUNE __, 2005], with subsequent reassessments and/or rebalancings occurring, as necessary, after [JUNE __, 2006], [JUNE __, 2007], [JUNE __, 2008], etc. The Fund expects that reassessing and rebalancing its portfolio of securities in this manner should result in a greater portion of its capital gains and losses being characterized as long-term for U.S. federal income tax purposes than otherwise would be the case if it rebalanced its portfolio more frequently. The Fund may sell, however, any investment prior to its next expected portfolio reassessment if it determines that such a sale would be in the best interests of the Fund and its stockholders.

                               When the Fund sells any investment prior to its next expected portfolio reassessment, receives distributions from companies whose common stock it owns or is unable to find suitable investments for the Fund, it may invest in short-term, high quality fixed-income securities and money market instruments, or in cash and cash equivalents (collectively referred to as "Short-Term Investments"). The Fund may use any of its assets, including Short-Term Investments, for fund management purposes, including paying fees and expenses of the Fund.

                               There can be no assurance that the strategy employed by the Fund will be successful or result in the investment objective of the Fund being achieved. Please refer to the "Investment Strategy" and "Investment Restrictions" sections on pages [__] and [__] of this Prospectus, respectively, for more information about the Fund's investment strategy.

DISTRIBUTIONS................  The Fund intends to make a quarterly distribution to each stockholder at the end of each calendar quarter (referred to as the "Quarterly Distribution"). The Fund intends that each Quarterly Distribution will equal at least 1.5% of the initial public offering price of the Fund's shares (for a total of at least 6% for any given calendar year). The Fund will make a Quarterly Distribution only if authorized by the Fund's Board of Directors and declared by the Fund out of assets legally available for these distributions. The Fund does not expect to rely on the use of leverage in generating proceeds for its Quarterly Distributions. Because the Fund expects to commence its investment operations during the second quarter of 2004, the aggregate Quarterly Distributions made during the Fund's first calendar year of operations are not expected to be at least 6% of the initial public offering price of the Fund's shares and will not include long-term capital gains.

                               Under the Investment Company Act and its rules, the Fund generally is not permitted to distribute net realized long-term capital gains more than once per year without exemptive relief from the SEC. As a result, the Fund and the investment adviser to the Fund have applied to the SEC for an exemption that will, among other things, permit the Fund to make periodic distributions of realized long-term capital gains to its stockholders. Until such time, if any, as the exemptive relief is granted by the SEC, the Fund intends to make Quarterly Distributions from its net investment income, and from its net realized long term capital gains, if any, on an annual basis. No assurance can be given that the SEC will grant this exemptive relief to the Fund and the investment adviser to the Fund. If such exemptive relief is granted by the SEC, the Fund intends to make Quarterly Distributions from its net investment income and its realized long-term capital gains, if any, on an quarterly basis. Therefore, after receipt of the above-referenced exemptive relief, a larger pool of capital gains should be available for distribution on a quarterly basis.

                               Please consult your tax advisor in connection with any purchase of the Fund's shares to ensure that any investment in the Fund is a suitable investment for you. Please also refer to the "Material U.S. Federal Income Tax Considerations" and "Risk Factors and Special Considerations" sections on pages [__] and [__], respectively, of this Prospectus for more information about certain U.S. federal income tax implications of any Quarterly Distribution by the Fund.

SUMMARY OF RISKS............   Investing in the Fund involves risks. There can
                               be no assurance that the Fund's performance will be positive for any period of time, that the Fund will declare and provide its investors with a Quarterly Distribution of any amount during any year, that, for any calendar year, stockholders will receive aggregate Quarterly Distributions of at least 6% of the initial public offering price of the Fund's shares, or that all or any portion of any Quarterly Distribution will be qualified dividend income for U.S. federal income tax purposes.

                               The Fund invests principally in the
                               dividend-yielding common stocks of companies. Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. Common stock prices fluctuate for many reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. The common stocks in which the Fund will invest are structurally subordinated to preferred securities, bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and assets, and therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase. Market interest rates are currently at their lowest levels in many years and, therefore, the values of the securities held by the Fund may decline if market interest rates rise.

                               The Fund intends to provide each of its
                               stockholders with a Quarterly Distribution of at least 1.5% of the initial public offering price of the Fund's shares (for a total of at least 6% for any given calendar year) -- subject to the discretion of the Fund's Board of Directors and out of assets legally available for these distributions. In seeking to maintain Quarterly Distributions that are at least 1.5% of the initial public offering price of the Fund's shares, the Fund's distributions to its stockholders will consist, in the hands of its stockholders, wholly or partially, of qualified dividend income, ordinary income, long-term capital gains, and/or returns of capital, for U.S. federal income tax purposes. If for any Quarterly Distribution the Fund's net investment income and realized gains are less than 1.5% of the initial public offering price of the Fund's shares, any shortfall will be made up from proceeds from the Fund's assets. Any such proceeds from the Fund's assets (aside from any portion of the proceeds representing realized gains) generally will be treated as a return of capital for U.S. federal income tax purposes (up to the amount of the stockholder's tax basis in his or her shares).

                               Under current law, qualified dividend income and long-term capital gains are taxed to non-corporate investors at a maximum federal income tax rate of 15%. This tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time, and is currently scheduled to expire for tax years beginning after December 31, 2008.

                               Although the Fund intends, to the extent possible, that the Quarterly Distributions will consist, in the hands of its stockholders, primarily of qualified dividend income and long-term capital gains, the Fund also expects to distribute any other net investment income and net short-term capital gains that it may have. It also is possible that the Fund will not have sufficient income from qualified dividends and other sources to make any Quarterly Distribution, to make a Quarterly Distribution of at least 1.5% of the initial public offering price of the Fund's shares, or to provide stockholders with, for any given calendar year, distributions of at least 6% of the initial public offering price of the Fund's shares. In such events, the Fund intends to make up any shortfall by selling its portfolio securities, which may generate short-term capital gains for the Fund. The Fund also may receive dividends with respect to stocks in its portfolio that do not constitute qualified dividend income if it does not meet certain holding period and other requirements, and ordinary income from its other investments. Based upon a non-corporate stockholder's particular circumstances, such a stockholder may not receive qualified dividend income or long-term capital gains tax treatment on all or a part of a Quarterly Distribution, and may be taxed at rates significantly higher than 15% -- the maximum current federal income tax rate for qualified dividend income and long-term capital gains.

                               Under the Investment Company Act and its rules, the Fund generally is not permitted to distribute net realized long-term capital gains more than once per year without exemptive relief from the SEC. As noted earlier, the Fund and the investment adviser to the Fund have applied to the SEC for an exemption that will, among other things, permit the Fund to make periodic distributions of realized long-term capital gains to its stockholders. Until such time, if any, as the exemptive relief is granted by the SEC, the Fund intends to make Quarterly Distributions from its net investment income, and from its net realized long term capital gains, if any, on an annual basis. No assurance can be given that the SEC will grant this exemptive relief to the Fund and the investment adviser to the Fund.

                               The Fund's sales of its portfolio securities may be effected at inopportune times or may not have the desired tax effects. In selling its portfolio securities, the Fund will increase its transaction costs.

                               To the extent that any distribution by the Fund to its stockholders is treated as a return of capital, such amount will reduce a stockholder's adjusted cost basis in his or her shares and, correspondingly, increase the stockholder's potential gain or reduce his or her potential loss on the sale of the Fund's shares. Returns of capital also have the effect of reducing the net assets of the Fund. A Quarterly Distribution by the Fund may result in an investor buying Fund shares (which may include both a sales load and the price per share) only to receive a portion of the purchase price back in the form of a Quarterly Distribution. Please refer to the "Material U.S. Federal Income Tax Considerations" section on page [__] of this Prospectus for more information about the U.S. federal income tax treatment of the Fund's Quarterly Distribution.

                               The Fund is a newly formed entity and has no previous operating or trading history upon which you can evaluate the Fund's performance. Shares of closed-end investment companies that trade in a secondary market, such as the Fund, frequently trade at market prices that are lower than their net asset values. This is commonly referred to as "trading at a discount." This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. As a result, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The Fund's total assets will be reduced following this offering by the underwriting discount and the amount of offering expenses paid by the Fund.

                               As with any security, complete loss of investment is possible. Please see the "Risk Factors and Special Considerations" section on page [__] of this Prospectus for more information about the risks of investing in the Fund.

LISTING OF SHARES...........   The Fund intends to list its shares on The New
                               York Stock Exchange ("NYSE") under the ticker symbol [___] and will be required to meet the NYSE's initial and continued listing requirements.

REPURCHASES OF SHARES.......   The Fund is not expected to repurchase any of its
                               shares.

BOARD OF DIRECTORS..........   The Fund's Board of Directors has overall
                               responsibility for monitoring and overseeing the Fund's investment process, and its management and operations. Any vacancy on the Board of Directors may be filled by a majority of the remaining directors, except to the extent that the Investment Company Act requires the election of directors by stockholders. At least seventy-five percent of the directors are not "interested persons" (as defined by the Investment Company Act) of the Fund or its investment adviser or subadviser.

ADVISER AND MANAGEMENT FEE..   IQ Investment Advisors LLC, a limited liability
                               company organized under the laws of the State of Delaware, serves as the investment adviser to the Fund (the "Adviser") and is registered as such with the SEC under the Investment Advisers Act of 1940 (the "Advisers Act"). The Adviser provides investment advisory, management and administrative services to the Fund pursuant to a management agreement (the "Management
                               Agreement"). In consideration of the investment advisory, management and administrative services provided by the Adviser to the Fund, the Fund pays the Adviser a management fee equal to an annual rate of [___%] of the Fund's average daily net assets (the "Management Fee"). The Adviser intends to pay a portion of the Management Fee it receives from the Fund to MLPFS and other of its affiliates.

                               The Adviser is an indirect subsidiary of Merrill Lynch. Merrill Lynch is one of the world's leading financial management and advisory companies, with offices in [__] countries and private client assets of approximately [$__] trillion. As an investment bank, it is a leading global underwriter of debt and equity securities and a strategic advisor to corporations, governments, institutions and individuals worldwide. Through its subsidiaries, Merrill Lynch is one of the world's largest managers of financial assets.

SUBADVISER..................   The Adviser has entered into a subadvisory
                               agreement (the "Subadvisory Agreement") with
                               Cohen & Steers Capital Management, Inc. (the
                               "Subadviser" and, together with the Adviser, the "Advisers"), pursuant to which the Adviser has delegated certain of its investment advisory responsibilities to the Subadviser. The
                               Subadviser, a corporation incorporated under the laws of the State of New York, is registered as an investment adviser with the SEC under the Advisers Act and is responsible for certain investment management decisions of the Fund.
                               Under the terms of the Subadvisory Agreement, the Adviser compensates the Subadviser from the Management Fee at an annual rate of [___%] of the Fund's average daily net assets.

                               The Subadviser is the United States' largest manager of real estate investment companies and a leading manager of income oriented equity securities portfolios. In addition, the Subadviser is a leading sponsor of closed-end investment companies. As of [____], the Subadviser managed [$__] billion in four open-end investment companies, [$__] billion in seven closed-end investment companies and [$__] billion in [__] separate account portfolios for institutional investors, which include some of the world's largest pension and endowment funds. The Subadviser also serves as a portfolio consultant for non-proprietary unit investment trusts.

TAX ASPECTS.................   The Fund intends to elect to be treated as a
                               regulated investment company (a "RIC") for U.S.
                               federal income tax purposes. To satisfy the distribution requirements applicable to RICs, the Fund intends to distribute all of its net investment income and realized gains, if any, to its stockholders at least annually. Distributions of net investment income and net short-term capital gains generally will be taxable to the stockholders as ordinary income; a portion of such distributions is, however, expected to constitute qualified dividend income, which generally is subject to tax at long-term capital gains rates (currently a maximum federal tax rate of 15%) to individual investors who have held their Fund shares for the requisite period of time. The Fund's distributions also may include other amounts that are taxable to stockholders as long-term capital gains. If the total amount of the Fund's investment income and net realized gains is less than 1.5% of the initial offering price of the Fund's shares for any Quarterly
                               Distribution, a portion of the Fund's
                               distributions may be nontaxable returns of capital, which would reduce a stockholder's tax basis in his or her shares (and, to the extent in excess of such basis, would generally be long-term or short-term capital gains to the stockholder, depending on the stockholder's holding period for such shares). The Fund will provide stockholders with a notice indicating the estimated character of the distributions from the Fund.

                               Please refer to the "Material U.S. Federal Income Tax Considerations" section on page [__] of this Prospectus for additional information on the potential U.S. federal income tax effects of an investment in the Fund, including the potential U.S. federal income tax effects of any Quarterly Distributions by the Fund. Consult your own tax advisor on any potential state income tax effects of an investment in the Fund.

ANTI-TAKEOVER PROVISIONS....   The Fund's charter and Bylaws include provisions
                               that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors.
                               One such provision divides the Fund's Board of Directors into three classes serving staggered terms. Such provisions may discourage outside parties from acquiring control of the Fund, which could result in stockholders not having the opportunity to realize a price greater than the current market price for their shares at some time in the future.

AUTOMATIC DIVIDEND             Dividends and capital gains distributions to the
REINVESTMENT PLAN..            Fund's stockholders will be used to purchase
                               additional common stock of the Fund. Fund stockholders may, however, elect to receive such dividends and distributions in cash. Stockholders whose shares of common stock are held in the name of a broker or nominee should contact the broker or nominee to determine whether the broker or nominee will permit participation in the Fund's
                               Automatic Dividend Reinvestment Plan.

CONFLICTS OF INTEREST.......   The investment activities of the Advisers and
                               their affiliates for their own accounts and other accounts or funds they manage may give rise to conflicts of interest that may disadvantage the Fund. Merrill Lynch, as a diversified global financial services firm involved with a broad spectrum of financial services and asset management activities, may, for example, engage in the ordinary course of business in activities in which its interests or the interests of its affiliates or clients may conflict with those of the Fund and its stockholders.

                               Cohen & Steers, Inc. has recently filed a registration statement with the SEC under the Securities Act of 1933 for an initial public offering of its shares. If the offering is consummated, the Subadviser would become a wholly-owned subsidiary of Cohen & Steers, Inc. Merrill Lynch, an affiliate of the Adviser, is listed as the lead underwriter of the offering in the registration statement. In such capacity, Merrill Lynch is expected to receive compensation in connection with the offering, which is separate and distinct from any compensation that Merrill Lynch and its affiliates, including the Adviser and MLPFS, are expected to receive for their services to the Fund.

TRANSFER AGENT AND             The Fund has entered into a transfer agency
CUSTODIAN...................   agreement with Bank of New York (the "Transfer
                               Agent") under which the Transfer Agent will provide the Fund transfer agency services. The
                               Fund has entered into a custody agreement with State Street Bank and Trust Company (the
                               "Custodian") under which the Custodian will provide the Fund custodian services.



                      REST OF PAGE INTENTIONALLY LEFT BLANK

                            SUMMARY OF FUND EXPENSES

         The following Fee Table illustrates the fees and expenses that the Fund expects to incur and that stockholders can expect to bear directly or indirectly.

STOCKHOLDER TRANSACTION EXPENSES:

       Maximum Sales Load (as a percentage of offering price)...........  [__%]
       Offering Expenses Borne by the Fund (as a percentage of offering price)(1)...................................................  [__%]

ANNUAL FUND EXPENSES (as a percentage of net assets attributable to common shares):
       Management Fee(2)................................................  [__%]
       Other Expenses(3)................................................  [__%]
                                                                        --------

TOTAL ANNUAL EXPENSES:                                                    [__%]

EXAMPLE:

         Based on the level of fees and expenses shown above, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

            1 year          3 years          5 years         10 years
            ------          -------          -------         --------
           [$_____]         [$_____]        [$_____]         [$_____]



-------------
1 The Adviser has agreed to pay all of the Fund's organizational expenses. Offering costs will be paid by the Fund up to [$__] per share ([__%] of the offering price). The Adviser has agreed to pay the amount by which the offering costs (other than the sales load, but including the [$__] per share partial reimbursement of expenses to the underwriters) exceed [$__] per share of common stock ([__]% of the offering price). The offering costs to be paid by the Fund are not included in the Total Annual Expenses shown in the table. Offering costs borne by the Fund's shareholders will result in a reduction of capital of the Fund attributable to Fund shares.

2 The Fund pays the Adviser the Management Fee in consideration of the investment advisory, management and administrative services that the Adviser provides to the Fund. From this Management Fee, the Adviser compensates the Subadviser as well as intends to provide a portion of this fee to MLPFS and other of its affiliates. See the "Investment Advisory and Management Arrangements" section on page [__] of this Prospectus.

3 Other Expenses have been estimated based on amounts for the current fiscal year.

         The Fee Table is intended to assist investors in understanding the costs and expenses that a stockholder in the Fund will bear directly or indirectly. The expenses set out under "Other Expenses" are based on estimated amounts through the end of the Fund's first fiscal year and assume that the Fund issues approximately [__] shares of common stock. If the Fund issues fewer shares of common stock, all other things being equal, these expenses would increase. The Example set out above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by the U.S. Securities and Exchange Commission regulations. The Example should not be considered a representation of future expenses or annual rate of return, and actual expenses or annual rate of return may be more or less than those assumed for purposes of the Example.



                      REST OF PAGE INTENTIONALLY LEFT BLANK

                                    THE FUND

         IQ Tax Advantaged Dividend Income Fund Inc. (the "Fund") is a corporation incorporated under the laws of the State of Maryland on April 7, 2004 and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a closed-end, diversified management investment company. The Fund is a newly formed entity and has no previous operating or trading history upon which a stockholder may evaluate the Fund's performance. The Fund expects to commence its investment operations on or after [JUNE __, 2004]. The Fund's principal office, including its office for service for process, is located at 800 Scudders Mill Road, Plainsboro, NJ 08536.


                                  THE OFFERING

          The Fund is offering 1,000 shares of its common stock at an initial offering price of $15.00 per share, which price includes an underwriting discount of [$__] per share. These shares have been registered for sale with the SEC under the Securities Act of 1933 (the "Securities Act") and will be offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPFS"), an affiliate of Merrill Lynch & Co., Inc. ("Merrill Lynch") and of IQ Investment Advisors LLC, the Fund's investment adviser (the "Adviser").


                                 USE OF PROCEEDS

         The proceeds from sales of the Fund's shares, after deducting underwriting amounts and paying the Fund's fees and expenses (including its offering expenses), will be invested by the Fund to pursue its investment objective and strategy as soon as practicable (but not in excess of six months), consistent with market conditions and the availability of suitable investments, after receipt of such proceeds by the Fund. The net proceeds of this offering will be approximately [$_____________], after deducting underwriting amounts and paying the Fund's fees and expenses (including its offering expenses). Offering expenses, excluding underwriting amounts, incurred in connection with the offering of the Fund's shares are estimated to be [$___________].


                              INVESTMENT OBJECTIVE

         The Fund's investment objective is to seek a total return consisting of dividend income and capital appreciation. In pursuit of this objective, the Fund will seek to manage its investments so that a significant portion of the Fund's distributions to its stockholders qualify as tax advantaged distributions (subject to the continued availability of favorable tax treatment for such qualifying distributions). There can be no assurance that the Fund will achieve its investment objective.


                              INVESTMENT STRATEGY

         The Fund pursues its investment objective principally through an investment process that is designed to identify dividend-yielding common stocks that present an opportunity for capital appreciation. This investment process focuses on the common stocks of U.S.-domiciled companies trading on The New York Stock Exchange, American Stock Exchange or The NASDAQ Stock Market. Companies are considered by the Fund to be "U.S.-domiciled" if their principal place of business is located in the United States or its territories. The Fund considers for possible investment only stocks that meet the five criteria described below:

         First, to be eligible for purchase, the common stocks must be issued by a company with an "investment grade" or better rating as determined by any one of the rating agencies that have been designated as Nationally Recognized Statistical Rating Organizations ("NRSROs") by the SEC. A rating agency is designated as an NRSRO by the SEC upon a review of its operations, position in the marketplace and other criteria, particularly national recognition of the agency as an issuer of credible and reliable ratings. There are currently only four NRSROs -- Dominion Bond Rating Service Ltd., Fitch, Inc., Moody's Investors Service and Standard & Poor's Division of The McGraw Hill Companies Inc. An NRSRO typically provides ratings that indicate its opinion on the creditworthiness of an entity and the financial obligations (such as bonds, preferred stock and commercial paper) issued by an entity. An "investment-grade" or better rating from an NRSRO usually means that, in the rating agency's opinion, an entity has a strong balance sheet, considerable capitalization, and is recognized as a leader in its industry. (Each of the current NRSRO's "investment grade" ratings are described more fully in Appendix A to this Prospectus.) An NRSRO's rating is based on current information furnished by the entity or published financial information.

         Second, the common stocks must have had an average daily dollar trading volume of at least $10,000,000 during the past three calendar months. The average daily dollar trading volume of a common stock is determined by reference to any independent source that the Fund determines to be reliable.

         Third, the common stocks must have provided their stockholders with the same or an increasing amount of regular quarterly dividends (on a per share basis) over the last five-year period. The Fund may consider company-issued data as well as other independent sources of information that the Fund determines to be reliable when measuring the per share quarterly dividends issued by a company.

         Fourth, the common stocks of a company must have a dividend payout ratio that is less than 65% of its operating earnings. A dividend payout ratio is defined, for these purposes, as the percentage of earnings that are paid to the company's stockholders in dividends and generally provides an idea of how well earnings support the dividend payments. It is generally calculated by dividing the current annualized dividend per share by the forward operating earnings per share using consensus estimates (as appropriate). The Fund will consider company-issued data as well as other independent sources of information that the Fund determines to be reliable in measuring a company's dividend payout ratio.

         Finally, the Fund considers for investment common stocks that, in the Fund's judgment, have the potential to generate "qualified dividend income" for U.S. federal income tax purposes (subject to the continued availability of favorable tax treatment for such qualifying distributions). The Fund will seek to invest in only those common stocks that, in the Fund's view, are likely to provide such dividend income. This criteria tends to eliminate certain investments, such as real estate investment trusts, because they are unlikely to provide distributions constituting qualified dividend income for the Fund.

         The Fund then ranks the common stocks that meet its investment criteria -- which the Fund expects to be at least fifty in number -- in descending order of their dividend yields. The Fund intends to invest its net assets, in varying proportions, in the fifty common stocks that have the highest dividend yields. The Fund expects that it will invest between 1% and 3% of its net assets in each of these fifty common stocks. In the event that the Fund is unable to find at least fifty common stocks that meet the investment criteria or fifty common stocks that are suitable investments, the Fund may invest in a smaller number of stocks. The Fund will not invest, however, 25% or more of its assets in the securities of issuers in any one industry.

         The Fund expects to reassess (using its investment criteria) and rebalance its portfolio of securities, as necessary, after more than one year from the commencement of the Fund's investment operations. The Fund also will seek to reassess and rebalance its portfolio of securities, as necessary, after at least one year and a day have passed from the Fund's last reassessment and/or rebalancing. As the Fund expects to commence its investment operations on [JUNE __, 2004], its initial reassessment and rebalancing should, to the extent necessary, take place after [JUNE __, 2005], with subsequent reassessments and rebalancings occurring, as necessary, after [JUNE __, 2006], [JUNE __, 2007], [JUNE __, 2008], etc. The Fund expects that reassessing and rebalancing its portfolio of securities in this manner should result in a greater portion of its capital gains and losses being characterized as long-term for U.S. federal income tax purposes than otherwise would be the case if it rebalanced its portfolio more frequently.

         The Fund may -- but need not -- sell any investment prior to its next expected portfolio reassessment if it determines that such a sale would be in the best interests of the Fund and its stockholders. The Fund also may -- but need not -- sell any investment which met its criteria at the time of investment but no longer continues to meet the Fund's investment criteria.

         Although the Fund does not expect to use leverage as a part of its investment strategy, it may borrow money from banks for temporary or emergency purposes, but not, in any case, in excess of 5% of its total assets. The costs associated with these borrowings, which will be paid by the Fund, may reduce the Fund's net income. The Fund also may invest in securities of other investment companies.

         Temporary Defensive Positions. When the Fund sells any investment prior to its next expected portfolio reassessment, receives distributions from companies whose common stock it owns or is unable to find suitable investments for the Fund, it may invest in short-term, high quality fixed-income securities and money market instruments, or in cash and cash equivalents (collectively referred to as "Short-Term Investments"). The Fund may use any of its assets, including Short-Term Investments, for fund management purposes, including paying fees and expenses of the Fund. These Short-Term Investments are short-term debt obligations and similar securities, and include: (1) securities issued or guaranteed as to interest and principal by the U.S. government or one of its agencies or instrumentalities; (2) debt obligations of U.S. banks, savings associations, insurance companies and mortgage bankers; (3) commercial paper and other short-term obligations of corporations, partnerships, trusts and similar entities; (4) repurchase agreements; and (5) other investment companies that invest principally in money market instruments. Money market instruments include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The Fund also may hold cash and cash equivalents and may invest in participation interests in the money market securities mentioned above without limitation.


                                  DISTRIBUTIONS

         The Fund intends to make a quarterly distribution to each stockholder at the end of each calendar quarter (referred to as the "Quarterly Distribution"). The Fund intends that each Quarterly Distribution will equal at least 1.5% of the initial public offering price of the Fund's shares (for a total of at least 6% for any given calendar year). The Fund will make a Quarterly Distribution only if authorized by the Fund's Board of Directors and declared by the Fund out of assets legally available for these distributions. The Fund does not expect to rely on the use of leverage in generating proceeds for its Quarterly Distributions. Because the Fund expects to commence its investment operations during the second quarter of 2004, the aggregate Quarterly Distributions made during the Fund's first calendar year of operations are not expected to be at least 6% of the initial public offering price of the Fund's shares and will not include long-term capital gains.

         Under the Investment Company Act and its rules, the Fund generally is not permitted to distribute net realized long-term capital gains more than once per year without exemptive relief from the SEC. As a result, the Fund and the Adviser have applied to the SEC for an exemption that will, among other things, permit the Fund to make periodic distributions of realized long-term capital gains to its stockholders. Until such time, if any, as the exemptive relief is granted by the SEC, the Fund intends to make Quarterly Distributions from its net investment income, and from its net realized long term capital gains, if any, on an annual basis. No assurance can be given that the SEC will grant this exemptive relief to the Fund and the Adviser. If such exemptive relief is granted by the SEC, the Fund intends to make Quarterly Distributions from its net investment income and its realized long-term capital gains, if any, on an quarterly basis. Therefore, after receipt of the above-referenced exemptive relief, a larger pool of capital gains should be available for distribution on a quarterly basis.

         For a discussion of the risks, including the risks relating to any Quarterly Distribution not being treated as qualified dividend income for U.S. federal income tax purposes, see the "Material U.S. Federal Income Tax Considerations" and "Risk Factors and Special Considerations" sections on pages [__] and [__] of this Prospectus, respectively. Please consult your tax advisor in connection with any purchase of the Fund's shares to ensure that any investment in the Fund is a suitable investment for you.


                     RISK FACTORS AND SPECIAL CONSIDERATIONS

         An investment in the Fund's common stock may be speculative in that it involves a high degree of risk and should not constitute a complete investment program.

         Liquidity and Market Price of Shares. The Fund is a newly formed entity and has no previous operating or trading history upon which you can evaluate the Fund's performance. Shares of closed-end investment companies that trade in a secondary market, such as the Fund, frequently trade at market prices that are lower than their net asset values. This is commonly referred to as "trading at a discount." This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. As a result, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The Fund's total assets will be reduced following this offering by the underwriting discount and the amount of offering expenses paid by the Fund.

         Issuer Risk; Market Risk; Selection Risk. The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as investor perception of the issuer's financial condition, management performance, financial leverage and reduced demand for the issuer's goods and services. Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that the Fund selects will underperform the relevant market indices or other funds with similar investment objectives and investment strategies.

         Dividend Risk. The distributions provided by the Fund to its common stockholders are based partially on the dividends and interest the Fund earns from its investments and partially on gains from the sale of securities held by the Fund, each of which can vary widely over the short- and long-term. If prevailing market interest rates drop, the rates of distributions provided by securities held by the Fund could drop as well, which could adversely affect the income available for distribution to the Fund's stockholders.

         Common Stocks. The Fund invests principally in the dividend-yielding common stocks of companies. Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are structurally subordinated to preferred securities, bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase. Market interest rates are currently at their lowest levels in many years and, therefore, the values of the securities held by the Fund may decline if market interest rates rise.

         Small- and Medium-Sized Company Risk. The Fund may invest in the common stocks of small- and medium-sized companies. Small- and medium-sized companies may include unseasoned issuers or companies that have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small-or medium-sized company may lose substantial value. The securities of small-and medium-sized companies generally trade in lower volumes and are subject to greater and less predictable price changes than the securities of larger, more established companies.

         Market Disruption. The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets, some of which were closed for a four-day period. These terrorist attacks, and the continued threat thereof, and related events, including U.S. military actions in Iraq and continued unrest in the Middle East, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Similar disruptions of the financial markets could adversely affect the market prices of the Fund's portfolio securities, interest rates, secondary trading, ratings, credit risk, inflation and other factors that impact the Fund's common shares.

         Distribution Risk. The Fund expects to provide each stockholder with a Quarterly Distribution equal to at least 1.5% of the initial public offering price of the Fund's shares (for a total of at least 6% for any given calendar year) -- subject to the discretion of the Fund's Board of Directors and out of assets legally available for these distributions. In seeking to maintain Quarterly Distributions that are at least 1.5% of the initial public offering price of the Fund's shares, the Fund's distributions to its stockholders will consist, in the hands of its stockholders, wholly or partially, of qualified dividend income, ordinary income, long-term capital gains, and/or returns of capital, for U.S. federal income tax purposes. If for any Quarterly Distribution, the Fund's net investment income and realized gains are less 1.5% of the initial public offering price of the Fund's shares, any shortfall will be made up from proceeds from the Fund's assets. Any such proceeds from the Fund's assets (aside from any portion of the proceeds representing realized gains) generally will be treated as a return of capital for U.S. federal income tax purposes (up to the amount of the stockholder's tax basis in his or her shares). Because the Fund expects to commence its investment operations during the second quarter of 2004, the aggregate Quarterly Distributions made during the Fund's first calendar year of operations are not expected to be at least 6% of the initial public offering price of the Fund's shares and will not include long-term capital gains.

         Although the Fund intends, to the extent possible, that the Quarterly Distributions will consist, in the hands of its stockholders, primarily of qualified dividend income and capital gain dividends to its stockholders (which both currently receive favorable tax treatment and are taxed at a maximum federal income tax rate of 15% to non-corporate stockholders), the Fund also expects to distribute any other net investment income and net short-term capital gains that it may have. It also is possible that the Fund will not have sufficient income from qualified dividends, other net investment income, realized gains and other sources to make a Quarterly Distribution to stockholders. In such events, the Fund intends to make up any shortfall by selling its portfolio securities, which may generate short-term capital gains for the Fund. The Fund also may receive dividends with respect to stocks in its portfolio that do not constitute qualified dividend income if it does not meet certain holding period and other requirements (which are described more fully in the "Material U.S. Federal Income Tax Considerations" section on page [__] of this Prospectus), and ordinary income from its other investments. Based upon a non-corporate stockholder's particular circumstances, such a stockholder may not receive qualified dividend income or long-term capital gains tax treatment on all or a part of a Quarterly Distribution, and may be taxed at rates significantly higher than 15%, the maximum current federal income tax rate for qualified dividend income and long-term capital gains.

         The Fund's sales of its portfolio securities may be effected at inopportune times or may not have the desired tax effects. In selling its portfolio securities, the Fund will increase its transaction costs.

         To the extent that any distribution by the Fund to its stockholders is treated as a return of capital, such amount will reduce a stockholder's adjusted cost basis in his or her shares and, correspondingly, increase the stockholder's potential gain or reduce its potential loss on its sale of the Fund's shares. Returns of capital also have the effect of reducing the net assets of the Fund. A Quarterly Distribution by the Fund may result in an investor buying Fund shares (which may include both a sales load and the price per share) only to receive a portion of the purchase price back in the form of a Quarterly Distribution. Refer to the "Material U.S. Federal Income Tax Considerations" section on page [__] of this Prospectus for more information about the U.S. federal income tax treatment of the Fund's Quarterly Distributions.

         Quarterly Dividend Policy. Under the Investment Company Act and its rules, the Fund generally is not permitted to distribute net realized long-term capital gains more than once per year without exemptive relief from the SEC. As a result, the Fund and the Adviser have applied to the SEC for an exemption that will, among other things, permit the Fund to make periodic distributions of realized long-term capital gains to its stockholders. Until such time, if any, as the exemptive relief is granted by the SEC, the Fund intends to make Quarterly Distributions from its net investment income, and from its net realized long term capital gains, if any, on an annual basis. No assurance can be given that the SEC will grant this exemptive relief to the Fund and the Adviser. If such exemptive relief is granted by the SEC, the Fund intends to make Quarterly Distributions from its net investment income and its realized long-term capital gains, if any, on an quarterly basis. Therefore, after receipt of the above-referenced exemptive relief, a larger pool of capital gains should be available for distribution on a quarterly basis.

         Counterparties. The Fund may be exposed to the risk of financial failure or insolvency of another party. In seeking to lessen those risks, the Fund will monitor and evaluate the creditworthiness of the parties with which the Fund does business.

          Segregation of Assets. When the Fund enters into certain transactions that involve obligations to make future payments to third parties, it will segregate cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

         Lending of Portfolio Securities. The Fund may lend securities with a value not exceeding 33.3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. When the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. When the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund's yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund also could experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. The Fund is covered by an exemptive order from the SEC permitting it to lend portfolio securities to MLPFS or its affiliates and to retain an affiliate of the Fund as lending agent. See the "Portfolio Transactions" section on page [__] of this Prospectus for more information.

         Investments in Other Investment Companies. The Fund may invest in securities of other investment companies, subject to limitations imposed by the Investment Company Act. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities or net asset values. The Fund would continue, at the same time, to pay its own fees and expenses with respect to all its investments, including shares of other investment companies. The Fund may invest in the shares of other investment companies when the potential benefits of the investment outweigh the payment of any fees and expenses and, when applicable, premiums or sales loads.

         No Operating History. The Fund is a newly organized closed-end diversified management investment company that has no previous operating history. Special risks apply during a fund's start-up period, including the risk of failing to achieve the desired portfolio composition within the time period expected and the risk of commencing operations under inopportune market or economic conditions. The Adviser is a newly organized investment adviser that has no previous operating history.

         Classified Board. The Fund's Board of Directors is divided into three classes of directors. The initial terms of the first, second and third classes will expire in 2005, 2006 and 2007, respectively. Beginning in 2005, Directors of each class will be elected for three-year terms upon the expiration of his or her current terms, and the stockholders will elect one class of Directors each year. The staggered terms of Directors may reduce the possibility of a change in control, even though a change in control may be in the best interests of the Fund's stockholders. Refer to "Certain Provisions of Maryland Law and of the Fund's charter and Bylaws -- Classification of the Board of Directors" section on page [__] of this Prospectus for more information about the Fund's classified Board of Directors.

         Power to Issue Additional Stock. The Fund's charter authorizes the Fund to issue additional shares of common stock. The Board of Directors also may classify or reclassify any unissued shares of common stock, and may set the preferences, rights and other terms of the classified or reclassified shares. The Board may, without any action by its stockholders, amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue. Refer to the "Description of Securities -- Common Stock" section on page [__] of this Prospectus for more information.

         The Fund's charter and Bylaws contain other provisions that may delay, defer or prevent a transaction or a change in control that might otherwise be in the best interests of the stockholders. Refer to "Description of Securities" section on pages [__] of this Prospectus and the Fund's charter and Bylaws for more information about these other provisions.


                                      * * *

         The above discussion of the various risks associated with the Fund and its securities is not, and is not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as market, economic, political, tax and other factors change or evolve over time, an investment in the Fund may be subject to risk factors not foreseeable at this time or able to be described in this Prospectus at this time.


                                LISTING OF SHARES

         The Fund intends to list its shares on the NYSE under the ticker symbol [___] and will be required to meet the NYSE's initial and continued listing requirements.


                             INVESTMENT RESTRICTIONS

         The following are fundamental investment restrictions of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding shares of common stock (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares of common stock represented at a meeting at which more than 50% of the outstanding shares of common stock are represented or (ii) more than 50% of the outstanding shares). The Fund may not:

     1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.

     2.   Make investments for the purpose of exercising control or management.

     3. Purchase or sell real estate, commodities or commodity contracts, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by entities that invest in real estate or interests therein, and the Fund may purchase and sell financial futures contracts and options thereon.

     4. Issue senior securities or borrow money except as permitted by Section 18 of the Investment Company Act or otherwise as permitted by applicable law.

     5. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in selling portfolio securities.

     6. Make loans to other persons, except (i) the Fund will not be deemed to be making a loan to the extent that the Fund purchases bonds, debentures or other corporate debt securities, preferred securities, commercial paper, pass through instruments, bank loan participation interests, corporate loans, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments and (ii) the Fund may lend its portfolio securities in an amount not in excess of 33.3% of its total assets, taken at market value, provided that such loans shall be made in accordance with the guidelines set out in this Prospectus.

     7. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any one industry; provided that this limitation will not apply with respect to obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities. For purposes of investment restriction
          (7), industry means any one or more of the industry subclassifications used by one or more widely recognized market indices or ratings group indices.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors without stockholder approval, provide that the Fund may not:

     8. Purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law.

     9. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in investment restriction (4) above or except as may be necessary in connection with transactions described under "Investment Strategy" above.

     10. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities (the deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts and options thereon is not considered the purchase of a security on margin).

         If a percentage restriction on investment policies or the investment or use of assets set out above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation. The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund, to the full extent permitted by the Investment Company Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.

         The Adviser and MLPFS are owned and controlled by Merrill Lynch. Because of the affiliation of Merrill Lynch with the Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the Investment Company Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. See the "Portfolio Transactions" section on page [__] of this Prospectus for more information.

                       REPURCHASES OR REDEMPTION OF SHARES

         The Fund is not expected to and does not intend to engage in any repurchases of or tender offers for its shares. Unlike an open-end investment company (also known as a "mutual fund"), the shares of some closed-end funds, and those of the Fund, may not be able to be redeemed by the Fund at the option of the stockholder.


                             DIRECTORS AND OFFICERS

         The Directors of the Fund consist of [___] individuals, [___] of whom are not "interested persons" of the Fund as defined in the Investment Company Act (the "non-interested Directors"). The Directors are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

         Each non-interested Director is a member of the Fund's Audit Committee (the "Committee"). The principal responsibilities of the Committee are the appointment, compensation and oversight of the Fund's independent accountants, including the resolution of disagreements regarding financial reporting between Fund management and such independent accountants. The Committee's responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Fund; (ii) discuss with the independent accountants certain matters relating to the Fund's financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit;
(iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Fund's independent accountants and recommend that the Board of Directors take appropriate action in response thereto to satisfy itself of the independent accountants' independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Fund's accounting and financial reporting policies and practices and internal controls and Fund management's responses thereto. The Board of Directors of the Fund intends to adopt a written charter for the Committee. The Committee also intends to retain independent legal counsel to assist it in connection with its duties. Since the Fund was incorporated, the Committee has not held any meetings.

         Each non-interested Director is a member of the Board's Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Directors of the Fund and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the selection and nomination of the Fund's non-interested Directors, the Nominating Committee may consider nominations for the office of the Director made by Fund stockholders or by Fund management as it deems appropriate. Fund stockholders who wish to recommend a nominee should send nominations to the Secretary of the Fund that include biographical information and set out the qualifications of the proposed nominee. Since the Fund was incorporated, the Nominating Committee has not held any meetings.

BIOGRAPHICAL INFORMATION

         Certain biographical and other information relating to the non-interested Directors of the Fund are set out below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Adviser and its affiliates, including Fund Asset Management LP ("FAM") and Merrill Lynch Investment Managers, L.P. ("MLIM") (collectively, "FAM/MLIM-advised funds") and other public directorships.

                                                                           NUMBER OF
    NAME,                         TERM OF                              FAM/MLIM-ADVISED
ADDRESS* AND    POSITION(S)    OFFICE** AND          PRINCIPAL               FUNDS
   AGE OF        HELD WITH       LENGTH OF         OCCUPATION(S)        AND PORTFOLIOS         PUBLIC
  DIRECTOR       THE FUND       TIME SERVED    DURING PAST FIVE YEARS      OVERSEEN        DIRECTORSHIPS
------------    -----------    ------------    ----------------------  ----------------    -------------








----------
* The address of each non-interested Director is P.O. Box 9095, Princeton, New Jersey 08543-9095.

** Each Director serves until his or her successor is elected and qualifies or until his or her death, resignation, or removal as provided for in the Fund's charter, Bylaws or by statute, as applicable, or until December 31 of the year in which he or she turns 72.

         Certain biographical and other information relating to the Director who is an "interested person" of the Fund as defined in the Investment Company Act (the "interested Director") and to the other officers of the Fund are set out below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in FAM/MLIM-advised funds and public directorships held.

                                                                                           NUMBER OF
                                          TERM OF                                          FAM/MLIM-
                          POSITION(S)   OFFICE** AND                                     ADVISED FUNDS
NAME, ADDRESS*             HELD WITH     LENGTH OF        PRINCIPAL OCCUPATION(S)        AND PORTFOLIOS     PUBLIC
   AND AGE                 THE FUND     TIME SERVED       DURING PAST FIVE YEARS            OVERSEEN     DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
                                                          MLPFS, First Vice President,
                                                          Head of Global Private Client
                                                          Investment Origination since
                                                          2003; First Vice President,
                                                          Head of U.S. Private Client
Mitchell M. Cox (38)      President                       Structured Products Origination
                                                          and Sales since 2001; Director,
                                                          Head of U.S. Private Client
                                                          Structured Products Origination
                                                          since 1997.

                                                          First Vice President of MLIM
                                                          since 2001; Director of MLIM
                                                          since 2000; Vice President of
Donald C. Burke (43)      Treasurer                       MLIM from 1999 to 2000; Vice
                                                          President of MLIM and FAM from
                                                          1990 to 1997.

                                                          First Vice President of MLIM
                                                          since 2001; Director of MLIM
Phillip S. Gillespie (40) Secretary                       since 2000; Vice President of
                                                          MLIM from 1999 to 2000;
                                                          Attorney associated with MLIM
                                                          since 1998.



----------
* The address of each non-interested Director is P.O. Box 9095, Princeton, New Jersey 08543-9095.

** Each Director serves until his or her successor is elected and qualifies or until his or her death, resignation, or removal as provided for in the Fund's charter, Bylaws or by statute, as applicable, or until December 31 of the year in which he or she turns 72.


STOCK OWNERSHIP

         Information relating to each Director's share ownership in the Fund and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Director ("Supervised Merrill Lynch Funds") as of [____] is set out in the chart below.

                                                          AGGREGATE DOLLAR RANGE
                                                             OF SECURITIES IN
                               AGGREGATE DOLLAR RANGE           SUPERVISED
NAME                           OF EQUITY IN THE FUND       MERRILL LYNCH FUNDS
----
Interested Director:

Non-Interested Directors:


----------

         As of the date of this Prospectus, none of the Directors and officers of the Fund owned any outstanding shares of the Fund. As of the date of this Prospectus, none of the non-interested Directors of the Fund or their immediate family members owned beneficially or of record any securities in Merrill Lynch.

COMPENSATION OF DIRECTORS

         [TO BE FILED BY PRE-EFFECTIVE AMENDMENT]


                 INVESTMENT ADVISORY AND MANAGEMENT ARRANGEMENTS

THE ADVISER

         The Adviser, which is owned and controlled by Merrill Lynch, a financial services holding company, provides the Fund with investment advisory, management and administrative services. The Adviser is a newly formed entity that is a limited liability company organized under the laws of the State of Delaware. As of [_________], the Adviser and its affiliates, including MLIM, had a total of approximately [$__] trillion in investment company and other portfolio assets under management. The principal business address of the Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

         The management agreement between the Fund and the Adviser through which the Adviser provides investment advisory, management and administrative services to the Fund (the "Management Agreement") provides that, subject to the supervision of the Fund's Board of Directors, the Adviser is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Adviser, subject to review by the Board of Directors. The Adviser also is responsible for the performance of certain investment advisory, management and administrative services for the Fund. The Fund will be managed by a team of investment professionals from the Adviser. The Fund's portfolio managers will consider analyses from various sources, make the necessary investment decisions, and place orders for transactions accordingly.

         The personnel of the Adviser principally responsible for creating, supervising and managing the investment process of the Fund, and the administrative services provided to the Fund, are experienced and educated investment professionals with experience in structuring, originating and evaluating investments. Those personnel are: [__]

MANAGEMENT AGREEMENT

         The Management Agreement obligates the Adviser to provide investment advisory, management and administrative services to the Fund. For its services, the Fund pays the Adviser a monthly fee at the annual rate of [__%] of an aggregate of the Fund's average daily net assets (the "Management Fee"). For purposes of this calculation, average daily net assets are determined at the end of each month on the basis of the average net assets of the Fund for each day during the month. The Adviser intends to pay a portion of the Management Fee it receives from the Fund to MLPFS and other of its affiliates.

         Unless earlier terminated as described below, the Management Agreement will remain in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the stockholders of the Fund.

THE SUBADVISER

         The Adviser has entered into a subadvisory agreement (the "Subadvisory Agreement") with Cohen & Steers Capital Management, Inc. (the "Subadviser," and together with the Adviser, the "Advisers"), pursuant to which the Adviser has delegated certain of its investment advisory responsibilities to the Subadviser. The Subadviser, a corporation incorporated under the laws of the State of New York, is registered as an investment adviser with the SEC under the Advisers Act and is responsible for certain investment management decisions of the Fund. Under the Subadvisory Agreement, the Adviser compensates the Subadviser from the Management Fee at an annual rate of [__%] of the Fund's average daily net assets. The Subadviser's principal office, including its office for service of process, is located at 757 Third Avenue, New York, New York 10017, and its telephone number is (212) 832-3232.

         The Subadviser has a research and portfolio management team that executes the Fund's investment process. The following individuals lead this team:

          o Joseph M. Harvey, president, oversees Cohen & Steers Capital Management, Inc.'s investment and marketing departments and is a co-portfolio manager of Cohen & Steers' Total Return and Special Equity portfolios. Prior to joining Cohen & Steers in 1992, he was a vice president with Robert A. Stanger Co. for five years, where he was an analyst specializing in real estate and related securities for the firm's research and consulting activities. Mr. Harvey has a BSE degree from Princeton University.

          o William F. Scapell, CFA, senior vice president, leads the firm's preferred securities investment and research efforts. He joined Cohen & Steers Capital Management, Inc. in 2003. Prior to joining the firm, Mr. Scapell spent three years as a director in the fixed-income research department at MLPFS where he was their chief strategist for preferred securities. Previously, he was a financial analyst and trader at the Federal Reserve Bank of New York. Mr. Scapell has a BA degree from Vassar College and an MA degree from Columbia University.

         The Subadviser is the United States' largest manager of real estate investment companies and a leading manager of income oriented equity securities portfolios. In addition, the Subadviser is a leading sponsor of closed-end investment companies. As of [__], the Subadviser managed [$__] billion in four open-end investment companies, [$__] billion in seven closed-end investment companies and [$__] billion in [__] separate account portfolios for institutional investors, which include some of the world's largest pension and endowment funds. The Subadviser also serves as a portfolio consultant for non-proprietary unit investment trusts.

SUBADVISORY AGREEMENT

         As noted earlier, the Adviser has entered into a Subadvisory Agreement with the Subadviser, pursuant to which the Adviser has delegated certain of its investment advisory responsibilities to the Subadviser. Under the Subadvisory Agreement, the Subadviser is responsible for certain investment management decisions of the Fund, subject to the supervision of the Adviser and the Fund's Board of Directors. For its services, the Adviser pays the Subadviser a monthly fee at the annual rate of [__%] of an aggregate of the Fund's average daily net assets. For purposes of this calculation, average daily net assets are determined at the end of each month on the basis of the average net assets of the Fund for each day during the month.

         The Subadvisory Agreement obligates the Subadviser to provide investment advisory services in executing the Fund's investment strategy. Unless earlier terminated as described below, the Subadvisory Agreement will remain in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and
(b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the stockholders of the Fund.


                      PROXY VOTING POLICIES AND PROCEDURES

         The Board of Directors has delegated, under the Management Agreement, to the Adviser authority to vote all proxies relating to the Fund's portfolio securities. The Adviser's proxy voting policies and procedures have been adopted by the Fund and are set out in Appendix B to this Prospectus. Beginning [__], information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period is available without charge, upon request, by calling [1-800 ___-___], at [HTTP://WWW.____.COM] or through the SEC's website at http://www.sec.gov.


                 MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

          Regulated Investment Company Qualification. The Fund intends to qualify for the special tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, it (but not its stockholders) will not be subject to U.S. federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to its stockholders (the "stockholders"). The Fund intends to distribute substantially all of such income and gains.

         Qualification of the Fund as a RIC requires, among other things, that
(1) at least 90% of the Fund's annual gross income be derived from interest, dividends, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;

(2) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the fair market value of its assets is represented by cash, U.S. government securities and securities of other RICs and other stock or securities limited in respect of any one issuer, to an amount not greater than 5% of the fair market value of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the fair market value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs); and (3) the Fund distributes to its stockholders at least 90% of its net taxable investment income and short-term (but not long-term) capital gains and at least 90% of its net tax-exempt interest income in each year (the "annual tax distribution requirement").

         The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, as if the RIC's taxable year ended on October 31, plus certain undistributed amounts from the preceding year. While the Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to achieve this objective. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

         Dividends. Dividends paid by the Fund from its ordinary income or from any excess of net short-term capital gains over net long-term capital losses (together referred to as "ordinary income dividends") are generally taxable to stockholders as ordinary income even if such dividends are reinvested in additional shares of the Fund; however, certain distributions paid to a non-corporate stockholder that constitute "qualified dividend income" to such stockholder, as described below, will be subject to tax at the lower rates applicable to long-term capital gains. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in futures and options) ("capital gain dividends") are taxable to a stockholder as long-term capital gains, regardless of the length of time the stockholder has owned Fund shares. As discussed in the "Distributions" section on page [__] of this Prospectus, the Fund may have to sell a portion of its assets to enable it to pay the Quarterly Distribution even if it does not have sufficient earnings and profits to pay a dividend. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a stockholder's shares and, after such adjusted tax basis is reduced to zero, will constitute long-term or short-term capital gains to such stockholder, depending on the stockholder's holding period for the shares (assuming the shares of common stock in the Fund are held by the stockholder as a capital asset).

         For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxable to non-corporate taxpayers (including individuals) at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the stockholder and Fund levels.

         For some portion of the dividends received by a Fund stockholder to be "qualified dividend income," the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio. A dividend will not be treated as qualified dividend income (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of eligible preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. Furthermore, if the Fund engages in securities lending transactions, any substitute payments that the Fund receives as a securities lender in lieu of dividends will not constitute qualified dividend income. If the qualified dividend income received by the Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

         In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a non-corporate stockholder, including an individual, provided that the stockholder also meets the holding period and other requirements described above with respect to the Fund's shares and does not elect to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest.

         Long-term capital gain rates applicable to non-corporate taxpayers, including individuals, have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% brackets -- for taxable years beginning on or before December 31, 2008. Unless Congress enacts legislation providing otherwise, the reduced rates for "qualified dividend income" and long-term capital gains (both described above) will expire for taxable years beginning after December 31, 2008, and the law as in effect prior to the enactment of the reduced tax rates on certain dividends will apply. Thus, dividends will no longer be taxed at the rates applicable to long-term capital gains, and the reduced long-term capital gains rates described in this paragraph will no longer apply.

         A portion of the Fund's ordinary income dividends paid to corporate stockholders may be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met.

         If an investor purchases shares of the Fund's common stock shortly before the record date of a distribution, the price of the shares will include the value of the distribution and the investor will be subject to tax on the distribution even though it represents a return of his or her investment. For purposes of determining (1) whether the annual tax distribution requirement is satisfied for any year and (2) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the stockholder generally will still be treated as receiving the dividend in the taxable year in which the distribution is made. If the Fund pays a dividend in January, however, that was declared in the previous October, November or December to stockholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its stockholders on December 31 of the year in which the dividend was declared.

         Other. An investor generally will recognize taxable gain or loss if the investor sells or otherwise disposes of his or her shares of common stock in the Fund. Any gain arising from such sale or disposition generally will be treated as capital gain or loss if the investor has held his or her shares for more than one year. Otherwise, it would be classified as short-term capital gain or loss. Any capital loss arising from the sale or disposition of shares of common stock in the Fund held for six months or less will, however, be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such shares. A loss realized on a sale or exchange of shares of the Fund will be disallowed if such shares are acquired (whether through the automatic reinvestment of dividends or otherwise), or a contract or option to acquire such shares is entered into, within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         In general, non-corporate U.S. stockholders currently are subject to tax at a maximum federal income tax rate of 15% on their net capital gain, i.e., the excess of net realized long-term capital gain over net realized short-term capital loss for a taxable year, including long-term capital gain derived from an investment in shares of the Fund. Such rate is lower than the maximum rate on ordinary income, other than qualified dividend income, currently payable by non-corporate taxpayers. Corporate U.S. stockholders currently are subject to federal income tax on net capital gain at the maximum 35% rate that also applies to ordinary income. Non-corporate stockholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate stockholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate stockholders generally may not deduct any net capital losses against ordinary income, but may carry back such losses for three years or carry forward such losses for five years.

         The Fund will send to each of its U.S. stockholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such U.S. stockholder's taxable income for such year as ordinary income, qualified dividend income and long-term capital gain. In addition, the U.S. federal income tax status of each year's distributions generally will be reported to the Internal Revenue Service (including the amount of dividends eligible for the 15% maximum rate). Distributions also may be subject to additional state, local, and foreign taxes depending on a U.S. stockholder's particular situation.

         Ordinary income dividends paid to stockholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under an applicable tax treaty. Nonresident stockholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

         Under certain provisions of the Code, some stockholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, stockholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

         Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain foreign countries and the United States may reduce or eliminate such taxes.

                                    * * * * *

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

         Ordinary income and capital gain dividends also may be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. government obligations. State law varies as to whether dividend income attributable to U.S. government obligations is exempt from state income tax.

         Stockholders of the Fund are urged to consult their tax advisors regarding specific questions as to federal, foreign, state or local taxes with respect to the Fund. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.


                      AUTOMATIC DIVIDEND REINVESTMENT PLAN

         Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a stockholder is ineligible or elects otherwise, all dividend and capital gains distributions are automatically reinvested by Bank of New York, as agent for stockholders in administering the Plan (the "Plan Agent"), in additional shares of common stock of the Fund. Stockholders whose shares of common stock are held in the name of a broker or nominee should contact the broker or nominee to confirm that the broker or nominee will permit them to participate in the Plan. Stockholders who are not permitted to participate through their broker or nominee or who elect not to participate in the Plan will receive all dividends and distributions in cash paid by check mailed directly to the stockholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by Bank of New York, as dividend paying agent. Such stockholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to Bank of New York, as dividend paying agent, at the address set out below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or capital gains distribution.

         Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends" for purposes of this section) payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common stock. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of common stock on the open market ("open-market purchases") on the NYSE or elsewhere. If, on the dividend payment date, the net asset value per share of the common stock is equal to or less than the market price per share of the common stock plus estimated brokerage commissions (such condition being referred to as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued shares of common stock to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (such condition being referred to as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases.

         In the event of a market discount on the dividend payment date, the Plan Agent has until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date on the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a share of common stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

         The Plan Agent maintains all stockholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by stockholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

         In the case of stockholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholders as representing the total amount registered in the record stockholder's name and held for the account of beneficial owners who are to participate in the Plan.

         There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends.

         The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See the "Material U.S. Federal Income Tax Considerations" section on page [__] of this Prospectus.

         Stockholders participating in the Plan may receive benefits not available to stockholders not participating in the Plan. If the market price plus commissions of the Fund's shares is higher than the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants receive distributions of shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

         All correspondence concerning the Plan should be directed to the Plan Agent at 101 Barclay Street, New York, New York 10286.


                              CONFLICTS OF INTEREST

         The investment activities of the Adviser, the Subadviser, MLPFS and their affiliates for their own accounts and other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund. Merrill Lynch, as a diversified global financial services firm involved with a broad spectrum of financial services and asset management activities, may, for example, engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of the Fund or its stockholders.

         Cohen & Steers, Inc. has recently filed a registration statement with the SEC under the Securities Act for an initial public offering of its shares. If the offering is consummated, the Subadviser would become a wholly owned subsidiary of Cohen & Steers, Inc. Merrill Lynch, an affiliate of the Adviser, is listed as the lead underwriter of the offering in the registration statement. In such capacity, Merrill Lynch is expected to receive compensation in connection with the offering, which is separate and distinct from any compensation that Merrill Lynch and its affiliates, including the Adviser and MLPFS, are expected to receive for their services to the Fund.


                                 NET ASSET VALUE

         Net asset value per share of common stock is determined Monday through Friday as of the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time), on each business day during which the NYSE is open for trading. For purposes of determining the net asset value of a share of common stock, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) is divided by the total number of shares of common stock outstanding at such time. Expenses, including the fees payable to the Adviser, are accrued daily.

         The Fund makes available for publication the net asset value of its shares of common stock determined as of the last business day each week. Currently, the net asset values of shares of publicly traded closed-end investment companies are published in Barron's, the Monday edition of The Wall Street Journal and the Monday and Saturday editions of The New York Times.

         Generally, portfolio securities that are traded on stock exchanges or The NASDAQ Stock Market are valued at the last sale price or official close price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Directors.

         Long positions in securities traded in the over-the-counter ("OTC") market are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Directors. Short positions in securities traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded in both the OTC market and on a stock exchange are valued according to the broadest and most representative market. Other investments are valued at market value.

         Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Fund believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. The Fund employs certain pricing services to provide securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Directors. Such valuations and procedures will be reviewed periodically by the Directors.

         Generally trading in mortgage-backed securities, U.S. government securities and money market or Short-Term Instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

         Occasionally, events affecting the values of securities may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, then those securities may be valued at their fair value as determined in good faith by the Board of Directors of the Fund or by the Fund using a pricing service and/or procedures approved by the Directors.


                             PORTFOLIO TRANSACTIONS

         Subject to policies established by the Board of Directors, the Advisers are primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage. The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. When possible, the Fund deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Fund to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer spread or commission), the size, type and difficulty of the transaction involved, the firm's general execution and operations facilities and the firm's risk in positioning the securities involved. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions. While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available.

         Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Advisers may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Advisers under the Management Agreement and/or the Subadvisory Agreement, respectively, and the expense of the Advisers will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Advisers in servicing all of its accounts and such research might not be used by the Advisers in connection with the Fund.

         Under the Investment Company Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Fund, including Merrill Lynch and any of its affiliates, will not serve as the Fund's dealer in such transactions. However, affiliated persons of the Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Board of Directors of the Fund that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

         Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the Investment Company Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Directors have considered all factors deemed relevant and have made a determination not to seek such recapture at this time. The Directors will reconsider this matter from time to time.

         Section 11(a) of the Securities Exchange Act of 1934 generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting out the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the SEC has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch or its affiliates acting as a broker for the Fund in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Fund and annual statements as to aggregate compensation will be provided to the Fund.

         The Fund is covered by an exemptive order from the SEC permitting it to lend portfolio securities to Merrill Lynch and its affiliates. Pursuant to that order, the Fund also has retained an affiliated entity of the Adviser as the securities lending agent (the "lending agent") for a fee, including a fee based on a share of the returns on investment of cash collateral. In connection with securities lending activities, the lending agent may, on behalf of the Fund, invest cash collateral received by the Fund for such loans in, among other things, a private investment company managed by the lending agent or in registered money market funds advised by the Adviser or its affiliates. Pursuant to the same order, the Fund may invest its uninvested cash in registered money market funds advised by the Adviser or its affiliates, or in a private investment company managed by the lending agent. If the Fund acquires shares in either the private investment company or an affiliated money market fund, stockholders would bear both their proportionate share of the Fund's expenses and, indirectly, the expenses of such other entities. However, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or, in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Adviser's waiver of a portion of its Management Fee.

         Securities may be held by, or be appropriate investments for, the Fund as well as other funds or investment advisory clients of the Advisers or their affiliates. Because of different investment objectives or other factors, a particular security may be bought for one or more clients of the Advisers or their affiliates when one or more clients of the Advisers or their affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which the Advisers or their affiliates act as investment advisers, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Advisers or their affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

PORTFOLIO TURNOVER

         The Fund generally does not purchase securities for short-term trading profits. The Fund may, however, dispose of securities without regard to the time they have been held when such actions, for defensive reasons or otherwise, appear advisable to the Advisers. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate results in greater transaction costs, which are borne directly by the Fund, and also has certain tax consequences for stockholders.


                                 CODE OF ETHICS

         The Fund's Board of Directors approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Fund and the Advisers. The Code of Ethics establishes policies and procedures for personal investing by employees and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund.

         This Code of Ethics may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090. This Code of Ethics also may be available on the Edgar Database on the SEC's Website, http://www.sec.gov, or be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                  UNDERWRITING

         The Fund has entered into an underwriting agreement, dated [MAY __, 2004], with MLPFS (the "Underwriting Agreement"), an affiliate of both Merrill Lynch and the Adviser, under which MLPFS has agreed, subject to certain terms and conditions, to purchase all [__________] shares of common stock from the Fund. MLPFS is committed to purchase all of such shares if any are purchased.

         MLPFS is offering the Fund's shares, subject to prior sales, when, as and if issued to and accepted by it, subject to approval of legal matters by its counsel, including the validity of the Fund's shares, and other conditions contained in the Underwriting Agreement, such as receipt by MLPFS of officer's certificates and legal opinions. MLPFS reserves the right to withdraw, cancel or modify orders to the public or reject orders in whole or in part.

         MLPFS has advised the Fund that it proposes initially to offer the Fund's shares to the public at an offering price of $15.00 per share, which reflects the price at which MLPFS has purchased the shares from the Fund ([$__]) plus the amount of the underwriting discount ([$__]), each on a per share basis, and to other dealers at a price of $15.00 less a concession that will not exceed [$__] per share. There is a sales load or underwriting discount of ([$__]) per share, which is equal to [__%] of the public offering price of the Fund's shares. After the initial public offering of the Fund's shares, the public offering price and concession may be changed without any notice. Investors purchasing the Fund's shares must pay for these shares on or before [JUNE __, 2004]. Any payments received in advance of [JUNE __, 2004] will be placed in a non-interest bearing account in the name of the Fund.

         Prior to this offering, there has been no public market for the Fund's shares. The Fund intends to apply for listing on the NYSE. In order to meet the requirements for NYSE listing, MLPFS has undertaken to sell lots of [__] or more shares to a minimum of [__] beneficial owners.

         The Fund has agreed to indemnify MLPFS and any partner, director, officer or employee of MLPFS, or any of their affiliates, against various civil liabilities, including liabilities under the Securities Act, or to contribute the payments that MLPFS may be required to make in respect of these liabilities. The Fund also has agreed with MLPFS that the Fund will not, directly or indirectly, offer or sell, grant any option for sale of, or otherwise dispose of, or announce any intention to do so, in a public offering or by way of private placement, any additional Fund shares or any securities convertible into the Fund's shares without the prior consent of MLPFS (such consent not to be unreasonably withheld) for a period of [__] after the closing of the offering.

         The Fund may terminate this offering at any time in its sole discretion. The Fund anticipates that MLPFS may from time to time act as broker in connection with the execution of its portfolio transactions. The offices of MLPFS are located at 4 World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080.


                            DESCRIPTION OF SECURITIES

         The following description of the terms of the Fund's shares is only a summary. For a complete description, please refer to the Maryland General Corporation Law, and the Fund's charter and Bylaws. The charter and Bylaws are exhibits to the Registration Statement, of which this Prospectus forms a part.

         General. The charter provides that the Fund may issue up to [__________] shares of common stock, $.001 par value per share ("Common Stock"). Upon completion of this offering, [__________] shares of Common Stock will be issued and outstanding. The Board may, without any action by the stockholders, amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue. Under Maryland law, the stockholders generally are not liable for the Fund's debts or obligations.

         Common Stock. All shares of Common Stock offered by this Prospectus will be duly authorized, fully paid and nonassessable. Holders of the Common Stock are entitled to receive distributions when authorized by the Board of Directors and declared by the Fund out of assets legally available for the payment of distributions. They also are entitled to share ratably in the assets legally available for distribution to the Fund's stockholders in the event of the Fund's liquidation, dissolution or winding up, after payment of or adequate provision for, all of the Fund's known debts and liabilities. These rights are subject to the preferential rights of any other class or series of the Fund's stock.

         Each outstanding share of Common Stock entitles the holder to one vote on all matters submitted to a vote of stockholders, including the election of Directors. Except as provided with respect to any other class or series of stock, the holders of the Common Stock will possess the exclusive voting power.

         Holders of the Common Stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of securities. All shares of Common Stock will have equal dividend, liquidation and other rights.

         Power to Reclassify Shares of the Fund's Stock. The Fund's charter authorizes the Board of Directors to classify and reclassify any unissued shares of the Fund's Common Stock into other classes or series of stock. Prior to issuance of shares of each class or series, the Board is required by Maryland law and by the Fund's charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.

         Power to Issue Additional Shares of Common Stock. The Fund believes that the power to issue additional shares of Common Stock and to classify or reclassify unissued shares of Common Stock and thereafter to issue the classified or reclassified shares provides the Fund with increased flexibility in meeting needs which might arise. These actions can be taken without stockholder approval, unless stockholder approval is required by applicable law or the rules of any stock exchange or automated quotation system on which the Fund's securities may be listed or traded. Although the Fund has no present intention of doing so, the Fund could issue a class or series of stock that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in their best interests.

         Certain Provisions of the Maryland General Corporation Law and the Fund's Charter and Bylaws. The Maryland General Corporation Law and the Fund's charter and Bylaws contain provisions that could make it more difficult for a potential acquiror to acquire control of the Fund by means of a tender offer, proxy contest or otherwise. These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control the Fund to negotiate first with the Board of Directors. The Fund believes that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because, among other things, the negotiation of such proposals may improve their terms.

            Number of Directors; Vacancies. The Fund's charter provides that the number of the Fund's directors may be established only by the Board of Directors but may not be fewer than one. The Fund's charter also provides that, at such time as the Fund has three independent directors and the Fund's Common Stock is registered under the Securities Exchange Act of 1934, the Fund elects to be subject to the provision of Subtitle 8 of Title 3 of the Maryland General Corporation Law regarding the filling of vacancies on the Board of Directors. Accordingly, at such time, any and all vacancies on the Board may be filled only by the affirmative vote of a majority of the remaining Directors in office, even if the remaining Directors do not constitute a quorum, and any Director elected to fill a vacancy will serve for the remainder of the full term of the directorship in which the vacancy occurred and until a successor is elected and qualifies, subject to any applicable requirements of the Investment Company Act.

            Classification of the Board of Directors; Election of Directors. Pursuant to the Fund's charter, the Board of Directors is divided into three classes of directors. The initial terms of the first, second and third classes will expire in 2005, 2006 and 2007, respectively. Beginning in 2005, directors of each class will be elected for three-year terms upon the expiration of their current terms and each year one class of directors will be elected by the stockholders. The Fund believes that classification of the Board of Directors will help to assure the continuity and stability of the Fund's business strategies and policies as determined by the Board of Directors. Holders of shares of Common Stock will have no right to cumulative voting in the election of directors. The Fund's charter provides that, except as provided in the Fund's Bylaws, directors will be elected by the holders of a majority of the shares of stock outstanding and entitled to vote thereon. This means that the holders of less than a majority of the outstanding shares will not be able to elect any directors. If no nominee receives the required vote to be elected, the incumbent nominees will continue to serve as the Fund's directors until the next annual meeting of stockholders and until their successors are duly elected and qualify. Pursuant to the Bylaws, the Board of Directors may amend the Bylaws to alter the vote required to elect Directors.

            The classified board provision could have the effect of making the replacement of incumbent directors more time-consuming and difficult. At least two annual meetings of stockholders, instead of one, will generally be required to effect a change in a majority of the Board of Directors. Thus, the classified board provision could increase the likelihood that incumbent directors will retain their positions. The staggered terms of directors may delay, defer or prevent a change in control of the Fund's Board of Directors, even though a change in control might be in the best interests of the stockholders.

            Removal of Directors. The Fund's charter provides that a director may be removed only for cause and only by the affirmative vote of at least two-thirds of the votes entitled to be cast in the election of directors. This provision, when coupled with the provision in the Fund's Bylaws authorizing only the Board of Directors to fill vacant directorships, precludes stockholders from removing incumbent directors except for cause and by a substantial affirmative vote and filling the vacancies created by the removal with their own nominees.

            Certain Extraordinary Transactions; Amendments to the Fund's Charter and Bylaws. Under Maryland law, a Maryland corporation such as the Fund generally cannot dissolve, amend its charter, merge, sell all or substantially all of its assets, engage in a share exchange or engage in similar transactions outside the ordinary course of business, unless approved by the affirmative vote of stockholders entitled to cast at least two thirds of the votes entitled to be cast on the matter. A Maryland corporation may, however, provide in its charter for approval of these matters by a lesser percentage, but not less than a majority of all of the votes entitled to be cast on the matter. The Fund's charter generally provides for approval of charter amendments and extraordinary transactions by the holders of a majority of the votes entitled to be cast on the matter.

            Additionally, the Fund's charter provides that any proposal to convert the Fund from a closed-end investment company to an open-end investment company, any proposal to liquidate or dissolve the Fund or any proposal to amend these charter provisions requires the approval of the holders of at least 80% of the votes entitled to be cast on such matter. If such a proposal is approved by at least 80% of the Fund's Continuing Directors (in addition to approval by the full Board of Directors), however, such proposal may be approved by the holders of a majority of the votes entitled to be cast on such matter. The "Continuing Directors" are defined in the Fund's charter as the Fund's current Directors as well as those Directors whose nomination for election by the stockholders or whose election by the Directors to fill vacancies is approved by a majority of Continuing Directors then on the Board of Directors. The Fund's charter also provides that its provisions on classification of the Board of Directors, removal of directors and the amendment of the provisions governing charter amendments, may be amended only by the affirmative vote of the holders of not less than two-thirds of all of the votes entitled to be cast on the matter. The Fund's charter and Bylaws provide that the Board of Directors will have the exclusive power to adopt, alter or repeal any provision of the Fund's Bylaws or to make new Bylaws.

            Advance Notice of Director Nominations and New Business. The Fund's Bylaws provide that with respect to an annual meeting of stockholders, nominations of persons for election to the Board of Directors and the proposal of business to be considered by stockholders may be made only (i) pursuant to the Fund's notice of the meeting, (ii) by the Board of Directors or (iii) by a stockholder who is entitled to vote at the meeting and who has complied with the advance notice procedures of the Bylaws. With respect to special meetings of stockholders, only the business specified in the Fund's notice of the meeting may be brought before the meeting. Nominations of persons for election to the Board of Directors at a special meeting may be made only (i) pursuant to the Fund's notice of the meeting, (ii) by the Board of Directors, or (iii) provided that the Board of Directors has determined that directors will be elected at the meeting, by a stockholder who is entitled to vote at the meeting and who has complied with the advance notice provisions of the Bylaws.

            Calling of Special Meetings of Stockholders. The Fund's Bylaws provide that special meetings of stockholders may be called by the Fund's Board of Directors and certain officers. Additionally, the Bylaws provide that, subject to the satisfaction of certain procedural and informational requirements by the stockholders requesting the meeting, a special meeting of stockholders will be called by the Secretary of the Fund upon the written request of stockholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting.


                          TRANSFER AGENT AND CUSTODIAN

         The Fund has entered into a transfer agency agreement with Bank of New York (the "Transfer Agent") under which the Transfer Agent will provide the Fund transfer agency services. The Fund has entered into a custody agreement with State Street Bank and Trust Company (the "Custodian") under which the Custodian will hold the Fund's securities and cash. The Custodian's principal place of business is located at [__].


                                   FISCAL YEAR

         For accounting purposes, the Fund's fiscal year is the 12-month period ending on December 31. For tax purposes, the Fund has adopted the 12-month period ending December 31 of each year as its taxable year.


                          ACCOUNTANTS AND LEGAL COUNSEL

         The Fund has selected Ernst & Young LLP as the independent public accountants of the Fund. Ernst & Young LLP's principal business address is located at [______________________].

         Shearman & Sterling LLP serves as legal counsel to the Fund.


                                    INQUIRIES

         Inquiries concerning the Fund and its shares should be directed to [________________].

           APPENDIX A: DESCRIPTION OF NRSRO INVESTMENT GRADE RATINGS*

                APPENDIX B: PROXY VOTING POLICIES AND PROCEDURES*

                            PART C: OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(1)  Financial Statements:

         As IQ Tax Advantaged Dividend Income Fund Inc. (the "Fund") has no assets, financial statements are omitted from this Registration Statement.

(2)  Exhibits:

        (2)(a) Articles of Amendment and Restatement.*

        (2)(b) Amended and Restated Bylaws.*

        (2)(c) Not Applicable.

        (2)(d) Filed within the Fund's Prospectus.

        (2)(e) Not Applicable.

        (2)(f) Not Applicable.

        (2)(g)(1) Form of Management Agreement.*

        (2)(g)(2) Form of Subadvisory Agreement.*

        ((2)(h)(1) Form of Purchase Agreement between the Fund and Merrill Lynch, Pierce, Fenner & Smith Incorporated.*

        (2)(i) Not Applicable.

        (2)(j) Form of Transfer Agent and Custodian Agreement.*

        (2)(k) Form of The New York Stock Exchange Listing Agreement*.

        (2)(l) Opinion and Consent of [_______________]*.

        (2)(m) Not Applicable.

        (2)(n) Consent of Ernst & Young LLP, independent auditors for the Fund.*

        (2)(o) Not Applicable.

        (2)(p) Not Applicable.

        (2)(q) Not Applicable.

        (2)(r)(1) Code of Ethics of the Fund.*

        (2)(r)(2) Code of Ethics of IQ Investment Advisors LLC.*

        (2)(r)(3) Code of Ethics of Cohen & Steers Capital Management, Inc.*



--------------------------------------------------

* To be filed by amendment.


ITEM 25.  MARKETING ARRANGEMENTS.

      Please refer to Items 24(2)(h)(1) and (2).

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

      All figures are estimates:

              ---------------------------------------------

              Accounting fees and expenses...    [$_____]

              ---------------------------------------------

              Legal fees and expenses........    [$_____]

              ---------------------------------------------

              Printing and engraving.........    [$_____]

              ---------------------------------------------

              Offering expenses..............    [$_____]

              ---------------------------------------------

              Miscellaneous..................    [$_____]

              ---------------------------------------------

              Total..........................    [$_____]

              ---------------------------------------------

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL.

         After completion of the offering of shares, the Fund expects that no person will be directly or indirectly under common control with it, except that the Fund may be deemed to be controlled by IQ Investment Advisors LLC, the investment adviser of the Fund (the "Adviser"), and/or Cohen & Steers Capital Management, Inc., the subadviser of the Fund (the "Subadviser"). The Adviser was formed under the laws of the State of Delaware on April 7, 2004. The Adviser is a limited liability company whose Managing Member is Fund Asset Management LP. Additional information regarding the Adviser is set out in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-_____). The Subadviser is a corporation that was formed under the laws of the State of New York on [_______ __, ___]. Additional information regarding the Subadviser is set out in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801- 27721).


ITEM 28.  NUMBER OF HOLDERS OF SECURITIES.

         Title of Class:  Common Stock ($.001 par value)

         Number of Record  Holders:  0 (The Fund anticipates that as the result of its offering of shares there will be
                                     more than 100 record holders of the Fund's shares.)

ITEM 29.  INDEMNIFICATION.

         Indemnification of Officers and Directors. Maryland law permits a Maryland corporation, such as the Fund, to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (1) actual receipt of an improper benefit or profit in money, property or services or (2) active and deliberate dishonesty which is established by a final judgment and is material to the cause of action. The Fund's charter contains such a provision that eliminates directors' and officers' liability to the maximum extent permitted by Maryland law.

         The Fund's charter authorizes it, to the maximum extent permitted by Maryland law and the Investment Company Act, to obligate itself to indemnify any present or former director or officer or any individual who, while a director or officer of the Fund and at the request of the Fund, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her status as a present or former director or officer of the Fund and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Fund's Bylaws obligate the Fund, to the maximum extent permitted by Maryland law and the Investment Company Act, to indemnify any present or former director or officer or any individual who, while a director or officer of the Fund and at the request of the Fund, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer of the Fund and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The charter and Bylaws also permit the Fund to indemnify and advance expenses to any individual who served a predecessor of the Fund in any of the capacities described above and any employee or agent of the Fund or a predecessor of the Fund.

         Maryland law requires a corporation (unless its charter provides otherwise, which the Fund's charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding, (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (2) the director or officer actually received an improper personal benefit in money, property or services or (3) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation's receipt of (1) a written affirmation by the director or officer of his good faith belief that he has met the standard of conduct necessary for indemnification by the corporation and (2) a written undertaking by him or on his behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

         Underwriting Agreements Indemnification. Please refer to Section [__] of the Form of Purchase Agreement between the Fund and Merrill Lynch, Pierce, Fenner & Smith Incorporated.

         In Section [__] of the Form of Purchase Agreement between the Fund and Merrill Lynch, Pierce, Fenner & Smith Incorporated, relating to the securities being offered by this Registration Statement, the Fund agrees to indemnify Merrill Lynch, Pierce, Fenner & Smith Incorporated and each person, if any, who controls Merrill Lynch, Pierce, Fenner & Smith Incorporated within the meaning of the Securities Act of 1933 (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Fund and Merrill Lynch, Pierce, Fenner & Smith Incorporated pursuant to the provisions discussed above or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Director, officer, or controlling person of the Fund and Merrill Lynch, Pierce, Fenner & Smith Incorporated in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or Merrill Lynch, Pierce, Fenner & Smith Incorporated in connection with the shares being registered, the

Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF THE ADVISERS.

         A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser and/or Subadviser (collectively, the "Advisers"), and each managing director, executive officer or partner of the Advisers, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set out in the Fund's Prospectus in the "Investment Advisory and Management Arrangements" section.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.

         The Adviser maintains all required accounting-related and financial books and records of the Fund at 800 Scudders Mill Road, Plainsboro, NJ 08536.

ITEM 32.  MANAGEMENT SERVICES.

         Not Applicable.

ITEM 33.  UNDERTAKINGS

         (a) The Fund undertakes to suspend the offering of the shares of common stock covered by this Registration Statement until it amends its Prospectus contained in this Registration Statement if (1) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10% from its net asset value per share of common stock as of the effective date of this Registration Statement, or (2) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained in this Registration Statement.

         (b) The Fund undertakes that:

                  (1) for purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 497(h) under the Securities Act will be deemed to be part of this Registration Statement as of the time it was declared effective.

                  (2) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has caused this Registration Statement to be signed on its behalf by the undersigned duly authorized person, in New York, New York, on the 9th day of April, 2004.

 IQ Tax Advantaged Dividend Income Fund Inc.

 By:    /s/   Mitchell M. Cox
      --------------------------------------
        Name:  Mitchell M. Cox
        Title: President of the Fund


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


------------------------- ----------------------------------- ------------------
        SIGNATURE                       TITLE                        DATE
------------------------- ----------------------------------- ------------------
                            President (Principal Executive
                                Officer) and Director
------------------------- ----------------------------------- ------------------
                            Treasurer (Principal Financial
                                and Accounting Officer)
------------------------- ----------------------------------- ------------------
                                       Director
------------------------- ----------------------------------- ------------------

------------------------- ----------------------------------- ------------------
                                       Director
------------------------- ----------------------------------- ------------------

------------------------- ----------------------------------- ------------------
                                       Director
------------------------- ----------------------------------- ------------------

------------------------- ----------------------------------- ------------------
                                       Director
------------------------- ----------------------------------- ------------------

------------------------- ----------------------------------- ------------------
                                       Director
------------------------- ----------------------------------- ------------------

------------------------- ----------------------------------- ------------------
                                       Director
------------------------- ----------------------------------- ------------------

                                  EXHIBIT INDEX


----------------- --------------------------------------------------------------
    EXHIBIT                             DESCRIPTION

----------------- --------------------------------------------------------------
Item 24(2)(a)     Articles of Amendment and Restatement.*
----------------- --------------------------------------------------------------
Item 24(2)(b)     Bylaws.*
----------------- --------------------------------------------------------------
Item 24(2)(g)(1)  Form of Management Agreement.*
----------------- --------------------------------------------------------------
Item 24(2)(g)(2)  Form of Subadvisory Agreement.*
----------------- --------------------------------------------------------------
Item 24(2)(h)     Form of Purchase Agreement between the Fund and Merrill Lynch,
                  Pierce, Fenner & Smith Incorporated.*
----------------- --------------------------------------------------------------
Item 24(2)(j)     Form of Custodian and Transfer Agent Agreement.*
----------------- --------------------------------------------------------------
Item 24(2)(k)     Form of The New York Stock Exchange Listing Agreement.*
----------------- --------------------------------------------------------------
Item 24 (2)(l)    Opinion and Consent of [_______________]. *
----------------- --------------------------------------------------------------
Item 24(2)(n)     Consent of Ernst & Young LLP, independent auditors for the
                  Fund.*
----------------- --------------------------------------------------------------
Item 24(2)(r)(1)  Code of Ethics of the Fund.*
----------------- --------------------------------------------------------------
Item 24(2)(r)(2)  Code of Ethics of IQ Investment Advisors LLC.*
----------------- --------------------------------------------------------------
Item 24(2)(r)(3)  Code of Ethics of Cohen & Steers Capital Management, Inc.*
----------------- --------------------------------------------------------------
Item 24(2)(r)(3)  Code of Ethics of Merrill Lynch, Pierce, Fenner & Smith
                  Incorporated.*
----------------- --------------------------------------------------------------



* TO BE FILED BY PRE-EFFECTIVE AMENDMENT




                                                                             D-1